American Century Capital Portfolios, Inc.
SAI dated March 1, 2023

American Century World Mutual Funds, Inc.
SAI dated April 1, 2023

American Century Variable Portfolios, Inc.
SAI dated May 1, 2023

American Century Capital Portfolios, Inc.
SAI dated August 1, 2023

American Century Mutual Funds, Inc.
SAI dated October 24, 2023

American Century Asset Allocation Portfolios, Inc.
American Century Growth Funds, Inc.
American Century Strategic Asset Allocations, Inc.
SAI dated December 1, 2023

Supplement dated January 1, 2024
Effective December 31, 2023, Stephen E. Yates retired from the Board of Directors.

The following replaces the last sentence in the second paragraph under The Board of Directors in the Statements of Additional Information:
The directors serve in this capacity for seven (in the case of Jonathan S. Thomas, 16; and Thomas W. Bunn, 8) registered investment companies in the American Century Investments family of funds.

The following replaces the entry for Thomas W. Bunn in the Management table in the Statements of Additional Information:

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Director	Other Directorships Held During Past 5 Years
Independent Directors
Thomas W. Bunn (1953)	Director	Since 2017	Retired	120	None

Effective January 1, 2024, committee membership under the Board Leadership Structure and Standing Board Committees section in each SAI includes:
Audit Committee: Chris H. Cheesman (chair), Barry Fink and Lynn Jenkins and Gary C. Meltzer
Governance Committee: Barry Fink (chair), Brian Bulatao, Lynn Jenkins, Jan M. Lewis and Gary C. Meltzer
Compliance and Shareholder Services Committee: Thomas W. Bunn (chair), Brian Bulatao, Rajesh K. Gupta and Jan M. Lewis
Fund Performance Review Committee: Rajesh K. Gupta (chair), Brian Bulatao, Thomas W. Bunn, Chris H. Cheesman, Barry Fink, Lynn Jenkins, Jan M. Lewis and Gary C. Meltzer

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